Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2025	May 31, 2024
Operating
Net income	$ 1,301	$ 226
Adjustments for items not involving cash:
Non-cash items	7,605	7,972
Changes in non-cash working capital:
(Increase) decrease in amounts receivable	(726)	1,316
Increase in inventories	(5,278)	(1,229)
(Increase) decrease in prepaid and other assets	(10)	455
Increase in amounts payable and accrued liabilities	5,614	1,005
Decrease in income tax payable	(682)	(463)
Cash provided by operating activities	7,824	9,282
Investing
Exploration and evaluation assets and expenditures	(754)	(288)
Purchase of mineral property, plant and equipment	(8,523)	(8,090)
Increase in other long-term assets	(1,676)	(387)
Cash used in investing activities	(10,953)	(8,765)
Financing
Financing costs paid	(378)
Withholding taxes on settlement of share-based payments	(402)	(438)
Lease payments	(867)	(42)
Cash used in financing activities	(1,647)	(480)
Net (decrease) increase in cash and cash equivalents	(4,776)	37
Cash and cash equivalents at beginning of the period(1)	8,331	7,629
Cash and cash equivalents at end of the period(1)	3,555	7,666
Taxes paid in cash	994	1,218
Interest paid on leases	$ 256	$ 3